Revenues and other income (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenues and other income
Revenue	€ 17,477	€ 12,179	€ 4,194
Total revenues	17,477	12,179	4,194
Tax Credits	5,333	5,863	4,069
Subsidies	9	10	8
Other	344	762	229
Total other income	5,686	6,635	4,307
Total revenues and other income	€ 23,163	€ 18,814	€ 8,501